Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
REVENUES		$ 43,269,569	$ 36,539,846	$ 36,598,667
COST OF REVENUES		(34,009,809)	(26,964,611)	(28,636,850)
GROSS PROFIT		9,259,760	9,575,235	7,961,817
OPERATING EXPENSES
Selling expenses		(1,088,455)	(782,523)	(322,961)
General and administrative expenses		(7,185,009)	(2,250,827)	(2,369,855)
Research and development expenses		(7,811,079)	(3,462,715)	(2,286,141)
Total operating expenses		(16,084,543)	(6,496,065)	(4,978,957)
OPERATING (LOSS) INCOME		(6,824,783)	3,079,170	2,982,860
OTHER INCOME (EXPENSE), NET
Interest income		471	270	696
Interest expense		(130,207)	(101,713)	(57,941)
Other income		255,929	166,936	203,461
Other expense		(263,613)	(47,325)	(201,629)
Disposal gain of a subsidiary			60,622
Total other (expense) income, net		(137,420)	78,790	(55,413)
(LOSS) INCOME BEFORE INCOME TAXES		(6,962,203)	3,157,960	2,927,447
Benefit from (provision for) income taxes		1,311,824	24,605	(109,622)
NET (LOSS) INCOME		(5,650,379)	3,182,565	2,817,825
Less: net income (loss) attributable to non-controlling interests		44,633	57,903	(89)
Net (loss) income attributable to shareholders of the Company		(5,695,012)	3,124,662	2,817,914
Other comprehensive income (loss)
Foreign currency translation adjustment		528,634	(69,002)	(187,115)
Total comprehensive (loss) income		(5,121,745)	3,113,563	2,630,710
Less: comprehensive income (loss) attributable to non-controlling interests		44,633	57,903	(89)
Comprehensive (loss) income attributable to shareholders of the Company		$ (5,166,378)	$ 3,055,660	$ 2,630,799
Earning per share – basic (in Dollars per share)	[1]	$ (1.74)	$ 1	$ 0.9
Earning per share – diluted (in Dollars per share)	[1]	$ (1.74)	$ 1	$ 0.9
Basic weighted average shares outstanding (in Shares)	[1]	3,273,867	3,125,000	3,125,000
Diluted weighted average shares outstanding (in Shares)	[1]	3,273,867	3,125,000	3,125,000
Third Parties
REVENUES		$ 43,269,569	$ 36,539,846	$ 36,032,665
Related Party
REVENUES				$ 566,002

[1]	All share numbers have been retroactively adjusted to reflect the 1-for-16 Share Consolidation, that became effective on June 22, 2026.